Revenue from Contracts with Customers: (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contracts with Customers:
Schedule of under unregulated services with income arising from contracts with clients

	Year ended of December 31,
	2019		2020		2021
Regulated services:
Airport services for revenue from contracts with clients (*):
Passengers fees	Ps.	7,005,018	Ps.	3,476,804	Ps.	6,767,394
Landing fees		1,148,747		983,173		1,075,198
Platform		405,814		395,432		592,671
Seurity services		102,216		46,553		88,758
Baggage inspection fees		296,143		140,502		251,956
Passengers walkway		575,464		333,134		562,192
Passengers documentation counters		16,821		9,383		20,187
Other airport services		340,007		252,777		336,284

	Ps.	9,890,230	Ps.	5,637,758	Ps.	9,694,640

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	895,591	Ps.	461,502	Ps.	1,004,332
Access fees on non permanent ground transportation		63,159		29,967		59,625
Car parking and related Access fees		319,200		171,193		316,356
Other services		151,596		122,751		187,273
		1,429,546		785,413		1,567,586
Commercial services		4,265,669		2,544,474		4,376,269

Total non regulated services (**)		5,695,215		3,329,887		5,943,855

Construction services		1,236,193		3,657,086		3,146,166

Total	Ps.	16,821,638	Ps.	12,624,731	Ps.	18,784,661
(*)

For 2019, 2020 and 2021, this amount includes Mexico regulated income of Ps.6,628,146, Ps.3,340,674 and Ps.6,492,691, respectively, Aerostar regulated income of Ps.1,870,427, Ps.1,808,102 and Ps.2,027,188, respectively, Airplan regulated income of Ps.1,391,657, Ps.488,982 and Ps.1,174,761, respectively.

(**)

This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.293,256, Ps.225,340 and Ps.286,042 for the 2019, 2020 and 2021 periods, respectively.

Schedule of under non-regulated services with revenue arising from contracts with clients

	Year ended of December 31,
	2019		2020		2021
Commercial revenues:
Duty free shops	Ps.	1,785,508	Ps.	991,833	Ps.	1,746,097
Food and beverage		820,001		449,340		823,883
Advertising revenues		187,192		92,683		129,589
Car rental companies		673,969		485,725		953,085
Banking and currency exchange servcies		115,927		72,563		107,228
Teleservices		16,038		15,174		17,539
Ground transportations		98,033		49,721		95,690
Other services		569,001		387,435		503,158

Total commercial revenues	Ps.	4,265,669	Ps.	2,544,474	Ps.	4,376,269

Schedule of domestic and international passenger traffic

The following table sets the domestic and international passenger traffic for the years, 2020 and 2021:

	Year ended of December 31,
	2019	2020	2021

Domestic passenger traffic:
Mexico	16,684	9,246	15,057
Puerto Rico	8,456	4,548	9,139
Colombia	10,231	3,625	8,984
Total domestic passengers	35,371	17,419	33,180
International passenger traffic:
Mexico	17,478	7,283	14,081
Puerto Rico	992	298	545
Colombia	1,821	590	1,546
Total international passengers	20,291	8,171	16,172
Total passengers	55,662	25,590	49,352

Schedule of effects of the decrease in passenger traffic as a result of COVID-19 on revenue by country are shown below, without considering construction revenue

	Year ended of December 31,						% Change 2021	% Change 2021
		2019		2020		2021	compared to 2019	compared to 2020
Aeronautical revenue
Mexico	Ps.	6,334,890	Ps.	3,115,335	Ps.	6,206,649	(2.02)	99.23
Aerostar		1,870,428		1,808,102		2,027,188	8.38	12.12
Airplan		1,391,657		488,981		1,174,762	(15.59)	140.25
Total aeronautical revenue	Ps.	9,596,975	Ps.	5,412,418	Ps.	9,408,599	(1.96)	73.83

Non-aeronautical revenue
Mexico		4,380,821		2,517,816		4,384,946	0.09	74.16
Aerostar		1,100,573		740,450		1,394,346	26.69	88.31
Airplan		507,076		296,961		450,604	(11.14)	51.74
Total non-aeronautical revenue	Ps.	5,988,470	Ps.	3,555,227	Ps.	6,229,896	4.03	75.23
Total without construction revenue	Ps.	15,585,445	Ps.	8,967,645	Ps.	15,638,495	0.34	74.39

Schedule of commercial contracts of minimum rent

For the years that will end December 31:

	Year ended
	December 31,
	2020		2021
2021	Ps.	2,515,572
2022		2,315,111	Ps.	3,684,803
2023		2,184,496		3,415,663
2024		1,943,444		2,962,391
2025		1,857,885		2,821,799
2026 a 2030		2,380,113		3,744,757
Total	Ps.	13,196,621	Ps.	16,629,413